PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Diversified REITs 1.3%
Essential Properties Realty Trust, Inc.	46,711	$1,003,819
Health Care REITs 13.4%
Community Healthcare Trust, Inc.	14,385	520,881
Global Medical REIT, Inc.	13,599	152,717
Healthcare Trust of America, Inc. (Class A Stock)	75,467	2,106,284
Welltower, Inc.	88,426	7,281,881
		10,061,763
Hotel & Resort REITs 3.9%
Host Hotels & Resorts, Inc.	122,561	1,921,756
Park Hotels & Resorts, Inc.	73,524	997,721
		2,919,477
Industrial REITs 15.4%
Americold Realty Trust, Inc.	39,757	1,194,301
Prologis, Inc.	79,594	9,364,234
Rexford Industrial Realty, Inc.	17,775	1,023,662
		11,582,197
Integrated Telecommunication Services 2.3%
Radius Global Infrastructure, Inc. (Class A Stock)*	112,627	1,718,688
Residential REITs 24.1%
American Homes 4 Rent (Class A Stock)	39,551	1,401,687
Camden Property Trust	25,081	3,372,893
Equity LifeStyle Properties, Inc.	34,654	2,442,067
Equity Residential	70,777	5,111,515
Essex Property Trust, Inc.	7,756	2,028,272
Invitation Homes, Inc.	1,095	38,960
Mid-America Apartment Communities, Inc.	2,383	416,239
Sun Communities, Inc.	10,541	1,679,814
UDR, Inc.	35,733	1,645,147
		18,136,594
Retail REITs 12.4%
Acadia Realty Trust	5,113	79,865
Agree Realty Corp.	28,328	2,043,299
Brixmor Property Group, Inc.	7,161	144,724

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Federal Realty OP LP	3,553	$340,164
Kimco Realty Corp.	112,762	2,229,305
Kite Realty Group Trust	52,418	906,307
Macerich Co. (The)	28,133	245,038
National Retail Properties, Inc.	13,424	577,232
NETSTREIT Corp.	78,546	1,482,163
Simon Property Group, Inc.	13,923	1,321,571
		9,369,668
Specialized REITs 26.7%
CubeSmart	67,528	2,884,796
Digital Realty Trust, Inc.	27,577	3,580,322
EPR Properties	61,135	2,869,065
Equinix, Inc.	2,591	1,702,339
Extra Space Storage, Inc.	8,156	1,387,499
Life Storage, Inc.	28,331	3,163,439
Public Storage	14,292	4,468,680
		20,056,140

Total Long-Term Investments (cost $73,936,948)		74,848,346

Short-Term Investment 0.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $362,956)	362,956	362,956

TOTAL INVESTMENTS 100.0% (cost $74,299,904)		75,211,302
Other assets in excess of liabilities 0.0%		16,342

Net Assets 100.0%		$75,227,644

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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